INCOME TAXES (Details 3) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movements of valuation allowance
Balance at beginning of the period	(168,142,000)	(152,872,000)	(62,628,000)
Write-back/(provision) for year	(18,787,000)	(15,270,000)	(90,244,000)
Balance at end of the period	(186,929,000)	(168,142,000)	(152,872,000)
Total net operating losses carried forward	578,700,000	518,400,000	481,700,000
Aggregate amount and per share effect of tax holiday
Decrease to net loss resulting from combined effects of CIT exemption and tax rate reductions	30,000	5,100,000	4,500,000
Decrease to basic and diluted net loss per share resulting from combined effects of CIT exemption and tax rate reductions	0.00	0.01	0.01
Reconciliation of income tax
Statutory income tax rate (as a percent)	(25.00%)	(25.00%)	(25.00%)
Effect of preferential tax rate (as a percent)	0.00%	0.20%	(1.00%)
Effect of income tax rate changes (as a percent)	(2.30%)	0.00%	(0.60%)
Changes in valuation allowance (as a percent)	24.90%	31.20%	26.60%
Effect of goodwill impairment loss	5.80%	5.70%	2.30%
Effect of fair value changes (as a percent)	(6.20%)	(6.30%)	(1.90%)
Others (as a percent)	0.20%	(0.10%)	0.00%
Effective tax rate (as a percent)	(2.60%)	5.70%	0.40%